LEASES - Future minimum lease payments under non-cancelable operating lease agreements (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Future minimum lease payments
2025	$ 7,947
2026	5,434
2027	3,288
2028	2,926
2029	2,599
Thereafter	2,619
Total undiscounted lease payments	24,813
Less: imputed interest	(2,103)
Present value of lease liabilities	$ 22,710